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                           THE GUARDIAN LIFE INSURANCE
                               COMPANY OF AMERICA
                                7 Hanover Square
                            New York, New York 10004

November 17, 2005


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


FILE NUMBERS: 2-81150 and 811-3634
REGISTRANT: The Guardian Bond Fund, Inc.

Re: Rule 497(j) Filing

Ladies and Gentlemen:

In lieu of filing under paragraph (c) of Section 497, the undersigned hereby certifies that:

(1) The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on form N-1A filed by the registrant, and

(2) The text of the most recent post-effective amendment to the registration statement filed on form N-1A has been filed electronically.

Sincerely,


  /s/ Kathleen M. Moynihan
---------------------------
   Kathleen M. Moynihan
     Assistant Counsel